OFFICE AND MISCELLANEOUS (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Advertising, Marketing, and Investor Relations	$204,942	$642,055	$547,700	$3,915,184
Compliance fees	63,988	27,816	202,987	163,451
Impairment of accounts receivable	-	-	-	198,513
Contract Work	-	729,378	-	796,725
Other	239,624	206,271	625,298	769,703
	$508,554	$1,605,520	$1,375,985	$5,843,576